Hartford Life Insurance Company
200 Hopmeadow Street
Simsbury, CT  06089

May 25, 2011

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Hartford Mutual Funds, Inc. on behalf of The Hartford Inflation Plus Fund
File Nos. 333-02381/811-07589
Accession No. 0001104659-11-026769

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement, dated May 6, 2011, to the Prospectus and Statement of Additional Information for the Fund listed above.  The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (860) 843-8480.

Sincerely,

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Senior Counsel

cc:  Kathryn Cohen, Esq.